Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Work in progress	$ 1,387	$ 3,586
Finished goods and good for resale	704,929	610,124
Provision for impairment	(47,757)	(67,967)
Inventories	$ 658,559	$ 545,743